Summarized Nonvested Shares Activity (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested stock	$ 1,999	$ 3,602	$ 2,268